Risk management, funding and liquidity risk and market risk - Non-traded market risk (Details) $ in Millions	12 Months Ended
	Sep. 30, 2022 AUD ($)	Sep. 30, 2021 AUD ($)	Sep. 30, 2020 AUD ($)
Non-traded market risk
Time horizon for modelling of interest rate scenarios	3 years
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	1.40%	3.35%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 64.5	$ 63.7
Maximum
Non-traded market risk
Variance from current market yield used in modelling interest rate scenarios	2
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	1.67%	3.35%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 81.0	$ 224.3
Minimum
Non-traded market risk
Variance from current market yield used in modelling interest rate scenarios	1
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	(1.90%)	(0.12%)
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 53.7	$ 59.7
Average
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	(1.01%)	1.04%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 66.4	$ 127.8
Parent Entity
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	1.27%	2.86%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 62.0		$ 60.0
Parent Entity | Maximum
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	1.53%	2.86%
Parent Entity | Minimum
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	(2.03%)	(0.30%)
Parent Entity | Average
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	(0.71%)	0.51%